Consolidated Statements of Comprehensive Income In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Income Statement [Abstract]
Revenues, net of business tax, value-added tax and related surcharges	$ 97,813	606,883	563,124	455,651
Cost of revenues	(44,251)	(274,562)	(217,655)	(164,523)
Gross profit	53,562	332,321	345,469	291,128
Operating expenses:
Selling expenses	(15,327)	(95,096)	(104,667)	(53,911)
General and administrative expenses	(8,635)	(53,576)	(84,506)	(61,106)
Asset impairment		0	0	(3,360)
Other operating income				9,185
Operating income	29,600	183,649	156,296	181,936
Interest expense	(8,618)	(53,470)	(36,884)	(12,452)
Foreign exchange (losses) gains, net	1,545	9,585	784	(117)
Gain (loss) from disposal of property, plant and equipment	(637)	(3,955)	(1,235)	4,432
Interest income	3,418	21,208	9,828	5,853
Changes in fair value of derivative	420	2,605
Equity pick up of equity investees	2,242	13,911	13,470	1,790
Other (expenses) income, net	341	2,113	2,010	(307)
Income from continuing operations before income tax	28,311	175,646	144,269	181,135
Income tax expenses	(13,032)	(80,850)	(63,838)	(54,249)
Net income from continuing operations	15,279	94,796	80,431	126,886
Net income from discontinued operations	4,106	25,476	10,765	7,594
Net income	19,385	120,272	91,196	134,480
Net income (loss) attributable to noncontrolling interests	(715)	(4,437)	5,303	3,649
Net income attributable to ordinary shareholders	20,100	124,709	85,893	130,831
Earnings per share
Net income from continuing operations	$ 0.11	0.70	0.61	0.94
Net income from discontinued operations	$ 0.04	0.22	0.03	0.01
Basic	$ 0.15	0.92	0.64	0.95
Net income from continuing operations	$ 0.11	0.70	0.61	0.94
Net income from discontinued operations	$ 0.04	0.22	0.03	0.01
Diluted	$ 0.15	0.92	0.64	0.95
Weighted average number of shares outstanding:
Basic	134,836,300	134,836,300	135,077,172	138,211,177
Diluted	135,180,642	135,180,642	135,077,172	138,211,177
Other comprehensive income (loss), net of tax
Foreign currency translation	(543)	(3,368)	1,672	640
Total other comprehensive income (loss), net of tax	(543)	(3,368)	1,672	640
Comprehensive income	18,842	116,904	92,868	135,120
Comprehensive income (loss) attributable to noncontrolling interests	(715)	(4,437)	5,303	3,649
Comprehensive income attributable to Concord Medical Services Holdings Limited's shareholders	$ 19,557	121,341	87,565	131,471